Operating Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Information about Reportable Segments

(b) Information about reportable segments as of and for the years ended December 31, 2016, 2017 and 2018 were as follows:

1) As of and for the year ended December 31, 2016

	Steel		Trading	Construction	Others	Total
	(in millions of Won)
External revenues	￦	26,844,154	16,774,078	6,768,348	2,696,933	53,083,513
Internal revenues		16,062,016	9,646,026	713,703	2,379,945	28,801,690
Including inter segment revenue		8,992,783	5,296,847	557,526	2,285,128	17,132,284
Total revenues		42,906,170	26,420,104	7,482,051	5,076,878	81,885,203
Interest income		126,210	40,424	65,256	13,564	245,454
Interest expenses		(459,345)	(70,841)	(102,292)	(126,523)	(759,001)
Depreciation and amortization		(2,788,535)	(165,863)	(57,719)	(264,299)	(3,276,416)
Impairment loss on property, plant and equipment and others		(99,165)	(45,995)	(9,426)	(88,696)	(243,282)
Impairment loss on available-for-sale financial assets		(225,225)	(28,988)	(35,331)	(24,902)	(314,446)
Share of profit or loss of
investment in associates and joint ventures		(211,084)	(53,586)	(283,833)	(6,369)	(554,872)
Income tax expense		(495,874)	(18,629)	107,520	(56,026)	(463,009)
Segment profit (loss)		1,511,383	53,244	(1,403,712)	(25,889)	135,026
Segment assets		69,914,939	13,580,179	9,501,046	8,529,600	101,525,764
Investment in subsidiaries, associates and joint ventures		16,109,360	1,100,973	795,445	1,200,295	19,206,073
Acquisition of non-current assets		2,334,842	249,597	25,533	191,715	2,801,687
Segment liabilities		20,292,764	10,134,170	6,780,380	4,709,689	41,917,003

2) As of and for the year ended December 31, 2017

	Steel		Trading	Construction	Others	Total
	(in millions of Won)
External revenues	￦	30,230,368	20,802,207	6,886,606	2,735,919	60,655,100
Internal revenues		17,381,010	14,075,996	398,924	2,548,674	34,404,604
Including inter segment revenue		12,004,614	8,043,643	329,215	2,446,029	22,823,501
Total revenues		47,611,378	34,878,203	7,285,530	5,284,593	95,059,704
Interest income		128,827	32,799	100,922	17,940	280,488
Interest expenses		(422,357)	(121,967)	(112,983)	(100,656)	(757,963)
Depreciation and amortization		(2,856,133)	(206,490)	(42,123)	(255,620)	(3,360,366)
Impairment loss on property, plant and equipment and others		(149,840)	(140,839)	(37,476)	(8,564)	(336,719)
Impairment loss on available-for-sale financial assets		(95,261)	—	(18,637)	(13,421)	(127,319)
Share of profit or loss of investment in associates and joint ventures		8,352	—	(8,555)	(1,518)	(1,721)
Income tax expense		(977,853)	(109,710)	(109,961)	(77,172)	(1,274,696)
Segment profit		2,790,855	112,661	24,545	232,700	3,160,761
Segment assets		70,017,816	14,139,098	8,609,753	8,776,090	101,542,757
Investment in subsidiaries, associates and joint ventures		16,116,654	1,134,798	668,392	1,193,895	19,113,739
Acquisition of non-current assets		2,033,184	286,185	99,190	251,665	2,670,224
Segment liabilities		19,057,249	10,386,294	5,744,693	4,620,902	39,809,138

3) As of and for the year ended December 31, 2018

	Steel		Trading	Construction	Others	Total
	(in millions of Won)
External revenues	￦	32,358,009	22,407,717	6,769,410	3,442,641	64,977,777
Internal revenues		18,063,213	15,911,138	551,324	2,755,176	37,280,851
Including inter segment revenue		12,496,287	8,743,666	465,057	2,639,561	24,344,571
Total revenues		50,421,222	38,318,855	7,320,734	6,197,817	102,258,628
Interest income		199,016	36,437	115,019	23,454	373,926
Interest expenses		(468,681)	(189,165)	(111,101)	(94,613)	(863,560)
Depreciation and amortization		(2,812,666)	(210,493)	(36,840)	(265,416)	(3,325,415)
Impairment loss on property, plant and equipment and others		(1,057,474)	(86,085)	(82,521)	(117,280)	(1,343,360)
Share of profit or loss of investment in associates and joint ventures		(733,879)	(160,085)	(155,371)	—	(1,049,335)
Income tax expense		(1,307,292)	(52,914)	(238,441)	(65,611)	(1,664,258)
Segment profit		1,268,313	49,264	234	13,608	1,331,419
Segment assets		70,976,493	15,550,854	7,333,221	8,017,433	101,878,001
Investment in subsidiaries, associates and joint ventures		16,099,692	1,379,045	511,230	932,107	18,922,074
Acquisition of non-current assets		2,239,467	132,017	49,095	232,281	2,652,860
Segment liabilities		20,289,037	11,454,079	4,386,852	4,134,352	40,264,320

Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items

(c) Reconciliations of total segment revenues, profit or loss, assets and liabilities, and other significant items to their respective consolidated financial statement line items are as follows:

1) Revenues

	2016		2017	2018
	(in millions of Won)
Total revenue for reportable segments	￦	81,885,203	95,059,704	102,258,628
Elimination of inter-segment revenue		(28,801,690)	(34,404,604)	(37,280,851)
Basis difference(*2)		(143,742)	(468,233)	176,859

	￦	52,939,771	60,186,867	65,154,636

2) Profit

	2016		2017	2018
	(in millions of Won)
Total profit (loss) for reportable segments	￦	135,026	3,160,761	1,331,419
Goodwill and corporate FV adjustments		(123,110)	(84,370)	(77,756)
Elimination of inter-segment profits		1,036,253	(102,922)	638,401
Income tax expense		384,685	1,206,223	1,670,757
Basis difference(*2)		(21,245)	(84,641)	53,195

Profit before income tax expense	￦	1,411,609	4,095,051	3,616,016

3) Assets

	2017		2018
	(in millions of Won)
Total assets for reportable segments(*1)	￦	101,542,757	101,878,001
Equity-accounted investees		(15,555,972)	(15,272,243)
Goodwill and corporate FV adjustments		3,368,333	2,722,115
Elimination of inter-segment assets		(10,330,159)	(11,079,608)
Basis difference(*2)		760,670	528,726

	￦	79,785,629	78,776,991

(*1)

As segment assets and liabilities are determined based on separate financial statements, for subsidiaries which are in a different segment from that of its immediate parent company, their carrying amount in separate financial statements is eliminated upon consolidation. In addition, adjustments are made to adjust the amount of investment in associates and joint ventures from the amount reflected in segment assets to that determined using equity method in consolidated financial statements.

4) Liabilities

	2017		2018
	(in millions of Won)
Total liabilities for reportable segments	￦	39,809,138	40,264,320
Corporate FV adjustments		483,693	321,320
Elimination of inter-segment liabilities		(8,731,880)	(9,096,926)
Basis difference(*2)		897,953	615,663

	￦	32,458,904	32,104,377

5) Other significant items

a) December 31, 2016

	Total segment		Corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
	(in millions of Won)
Interest income	￦	245,454	—	(62,979)	—	182,475
Interest expenses		(759,001)	(807)	101,082	—	(658,726)
Depreciation and amortization		(3,276,416)	(104,949)	167,518	—	(3,213,847)
Share of profit or loss of investment in associates		(554,872)	(38,732)	504,927	—	(88,677)
Income tax expense		(463,009)	21,945	56,379	5,141	(379,544)
Impairment loss on property, plant and equipment and others		(243,282)	—	(125,657)	—	(368,939)
Impairment loss on available-for-sale financial assets		(314,446)	—	66,042	—	(248,404)

	￦	(5,365,572)	(122,543)	707,312	5,141	(4,775,662)

b) December 31, 2017

	Total segment		Corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
	(in millions of Won)
Interest income	￦	280,488	—	(68,037)	—	212,451
Interest expenses		(757,963)	1,304	103,544	—	(653,115)
Depreciation and amortization		(3,360,366)	(106,195)	169,141	—	(3,297,420)
Share of profit or loss of investment in associates		(1,721)	—	12,261	—	10,540
Income tax expense		(1,274,696)	21,270	47,203	20,483	(1,185,740)
Impairment loss on property, plant and equipment and others		(336,719)	(867)	34,619	—	(302,967)
Impairment loss on available-for-sale financial assets		(127,319)	—	4,105	—	(123,214)

	￦	(5,578,296)	(84,488)	302,836	20,483	(5,339,465)

c) December 31, 2018

	Total segment		Corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
	(in millions of Won)
Interest income	￦	373,926	—	(36,668)	—	337,258
Interest expenses		(863,560)	1,035	121,229	—	(741,296)
Depreciation and amortization		(3,325,415)	(103,932)	161,718	—	(3,267,629)
Share of profit or loss of investment in associates		(1,049,335)	—	1,161,970	—	112,635
Income tax expense		(1,664,258)	25,921	(32,420)	(12,873)	(1,683,630)
Impairment loss on property, plant and equipment and others		(1,343,360)	(779)	(107,258)	—	(1,451,397)

	￦	(7,872,002)	(77,755)	1,268,571	(12,873)	(6,694,059)

(*2)

Basis difference is related to the difference in recognizing revenue and expenses in connection with development and sale of certain residential real estate between the report reviewed by the CEO and the consolidated financial statements.

Revenue and Non-current Assets by Geographic Area

(d) Revenue by geographic area for the years ended December 31, 2016, 2017 and 2018 was as follows:

	2016		2017	2018
	(in millions of Won)
Domestic	￦	34,883,941	38,882,220	41,671,930
Japan		1,892,022	2,200,405	2,084,061
China		5,908,046	6,731,214	6,945,266
Indonesia		908,361	1,266,572	1,592,046
Asia-other		4,741,482	6,483,981	7,312,486
North America		1,899,291	1,725,120	1,834,534
Others		2,850,370	3,365,588	3,537,454

		53,083,513	60,655,100	64,977,777
Basis difference		(143,742)	(468,233)	176,859

	￦	52,939,771	60,186,867	65,154,636

In presenting information on the basis of geography, segment revenue is based on the geographical location of customers.

(e) Non-current assets by geographic area as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Domestic	￦	30,790,462	28,298,293
Japan		162,328	146,490
China		1,284,561	1,185,828
Indonesia		2,750,084	2,711,032
Asia-other		2,516,715	2,356,904
North America		277,249	173,914
Others		1,119,319	1,245,252

	￦	38,900,718	36,117,713